Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	2013	2012

Taxes currently payable
Federal	$813,409	$1,037,608
State	406,770	466,765
Deferred income taxes	(31,880)	(166,886)

Income tax expense	$1,188,299	$1,337,487

Schedule of reconciliation of income tax expense at the statutory rate to actual income tax expense

	2013	2012

Computed at the statutory rate (34%)	$1,496,661	$1,667,534
Increase (decrease) resulting from
Tax exempt interest	(509,850)	(546,910)
State income taxes, net	264,287	286,869
Increase in cash surrender value	(66,246)	(68,838)
Other	3,447	(1,168)

Actual tax expense	$1,188,299	$1,337,487

Tax expense as a percentage of pre-tax income	26.99%	27.27%

Schedule of tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets

	2013	2012
Deferred tax assets
Allowance for loan losses	$1,241,702	$1,214,733
Deferred compensation	1,610,547	1,492,971
State net operating loss carryforward	186,497	196,811
Unrealized losses on available-for-sale securities	714,497	—
Other	840	4,555
	3,754,083	2,909,070

Deferred tax liabilities
Unrealized gains on available-for-sale securities	—	(1,492,185)
Depreciation	(536,706)	(452,711)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(90,794)	(79,834)
Mortgage servicing rights	(271,249)	(267,568)
	(1,050,973)	(2,444,522)

Net deferred tax asset	$2,703,110	$464,548